Stockholders’ Equity (Details Narrative) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands								1 Months Ended	3 Months Ended		6 Months Ended
		Jul. 01, 2025 USD ($) shares	Jun. 30, 2025 USD ($) shares	Aug. 30, 2024 USD ($) shares	Aug. 29, 2024 ₪ / shares	Jul. 18, 2023 USD ($) $ / shares shares	May 15, 2023 ₪ / shares	Sep. 30, 2024 USD ($) shares	Jun. 30, 2025 shares	Mar. 31, 2025 shares	Jun. 30, 2025 USD ($) shares		Jun. 30, 2024 USD ($)	[1]	Aug. 14, 2025 ILS (₪) ₪ / shares shares	Aug. 13, 2025 ILS (₪) ₪ / shares shares	Dec. 31, 2024 shares	Nov. 14, 2024 USD ($)	Oct. 21, 2024 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares				31,566		31,666
Warrants outstanding			173,333						173,333		173,333
Proceeds from issuance of ordinary shares | $						$ 6,200		$ 4,400			$ 75	[1]
Structuring fee | $				$ 15,000
Commitment share			15,782						15,782		15,782
Common stock, shares authorized			50,000,000						50,000,000		50,000,000						50,000,000
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value | ₪ / shares															₪ 1.80
Authorized share capital | ₪															₪ 1,620,000,000	₪ 90,000,000
Common stock, shares authorized															900,000,000	50,000,000
Standby Equity Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Commitment amount | $				$ 10,000
Finance expenses | $											$ 20
Standby Equity Purchase Agreement [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Commitment amount | $																			$ 20,000
Demand Sales Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate offering price | $																		$ 8,100
2020 Sales Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock			3,579,121
Gross proceeds consideration | $			$ 7,700
Total consideration | $			$ 7,500
2020 Sales Agreement [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock		48,054
Total consideration | $		$ 100
Pre-Funded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding						435,000
Number of warrants to purchase shares						435,000
Purchase price | $ / shares						$ 14.99
Exercise price of warrants | $ / shares						$ 0.001
Investor Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding						466,666
Number of warrants to purchase shares						466,666
Purchase price | $ / shares						$ 15.0
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reverse stock split					1-for-12		1-for-15
Common stock, par value | ₪ / shares					₪ 0.15		₪ 0.01
Share price | ₪ / shares					₪ 1.80		₪ 0.15
Issuance of shares	[2]								3,037,125	541,996
Common Stock [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value | ₪ / shares																₪ 1.80
Common Stock [Member] | Cayman Islands Exempt Limited Partnership [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares											615,341
Proceeds from issuance of ordinary shares | $											$ 5,100
Issuance costs | $											$ 4,500
Common Stock [Member] | Cayman Islands Exempt Limited Partnership [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares		50,000
Issuance costs | $		$ 100
Common Stock [Member] | Pre-Funded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price of warrants | $ / shares						$ 15
Common Stock [Member] | Pre-Funded Warrants [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding								293,333
Warrant exercised, shares								293,333

[1]	See Note 3.3
[2]	See Note 3.4